UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

    Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: August 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / AUGUST 31, 2009

Western Asset Global

High Yield Bond Portfolio

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy remained weak during the six-month reporting period ended August 31, 2009, there were indications that the worst may be over. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. The economic contraction accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the news was relatively better during the second quarter, as GDP declined 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately 7.4 million jobs have been shed and we have experienced twenty consecutive months of job losses. In addition, the unemployment rate, reported as 9.7% in August 2009, reached its highest level since June 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable and sales of single-family homes increased for the fourth straight month in July 2009. In addition, while home prices have continued to fall, the pace of the decline has generally moderated. Other recent economic news also seemed to be “less negative” or, in some cases, actually positive. For example, job losses in August were 216,000, less than the 276,000 jobs shed the prior month and substantially lower than the monthly losses earlier in the year. Elsewhere, inflation remained low, manufacturing expanded in August for the first time in eighteen months and durable goods orders in July posted their largest increase in two years.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent

Western Asset Global High Yield Bond Portfolio	I

Letter from the chairman continued

in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its August 2009 meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 1.00% and 3.02%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.97% and 3.40%. Over the six months ended August 31, 2009, longer-term yields moved higher due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher. For the six-month period ended August 31, 2009, the Barclays Capital U.S. Aggregate Indexiv returned 5.95%.

The high-yield bond market produced exceptionally strong results during the six months ended August 31, 2009. Over that period, the asset class posted positive returns during all six months, as high-yield spreads significantly narrowed. This strong rally was due to a variety of factors, including the thawing of the credit markets, better economic data and strong investor demand. All told, over the six months ended August 31, 2009, the Citigroup High Yield Market Indexv returned 36.33%.

Emerging market debt prices rallied sharply — posting positive returns during all six months of the reporting period. This was triggered by firming and, in some cases, rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended August 31, 2009, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 20.76%.

II	Western Asset Global High Yield Bond Portfolio

Performance review

For the six months ended August 31, 2009, Class I shares1 of Western Asset Global High Yield Bond Portfolio returned 38.69%. The Fund’s unmanaged benchmark, the Barclays Capital Global High Yield Index (Hedged)vii returned 37.53% for the same period. The Lipper High Current Yield Funds Category Average2 returned 29.16% over the same time frame.

PERFORMANCE SNAPSHOT as of August 31, 2009 (unaudited)
6 MONTHS (not annualized)
Global High Yield Bond Portfolio — Class I Shares	38.69%
Barclays Capital Global High Yield Index (Hedged)	37.53%
Lipper High Current Yield Funds Category Average[2]	29.16%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors.
Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yield for the period ended August 31, 2009 for Class I shares was 10.09%. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield for Class I shares would have been 9.85%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated June 28, 2009, the gross total operating expense ratio for Class I shares was 0.97%.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.70% for Class I shares. This expense limitation may be reduced or terminated at any time.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]	As of June 11, 2008, the existing shares of the Fund were redesignated as Class I shares.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 463 funds in the Fund’s Lipper category.

Western Asset Global High Yield Bond Portfolio	III

Letter from the chairman continued

Special shareholder notice

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Effective September 11, 2009, the Fund’s portfolio managers are S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan and Keith J. Gardner. Messrs. Leech, Walsh and Buchanan have been portfolio managers of the Fund since March 2006. The portfolio managers are responsible for the day-to-day portfolio management and oversight of the Fund and are employed by Western Asset Management Company.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

IV	Western Asset Global High Yield Bond Portfolio

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 30, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

vii

The Barclays Capital (formerly Lehman Brothers) Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Western Asset Global High Yield Bond Portfolio	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, on purchase payments; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2009 and held for the six months ended August 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class I	38.69%	$1,000.00	$1,386.90	0.70%	$4.21

[1]	For the six months ended August 31, 2009.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,021.68	0.70%	$3.57

[1]	For the six months ended August 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class I’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

CORPORATE BONDS & NOTES — 86.5%
CONSUMER DISCRETIONARY — 16.8%
		Auto Components — 0.4%
40,000		Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16(a)	$41,500
140,000		Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	118,300
		Visteon Corp., Senior Notes:
27,000		8.250% due 8/1/10(c)	1,755
118,000		12.250% due 12/31/16(a)(c)	8,555
		Total Auto Components	170,110
		Automobiles — 0.6%
144,000	EUR	Bombardier Inc., 7.250% due 11/15/16(a)	199,345
		General Motors Corp.:
280,000		Notes, 7.200% due 1/15/11(c)	42,700
400,000		Senior Debentures, 8.375% due 7/15/33(c)	63,500
		Total Automobiles	305,545
		Diversified Consumer Services — 0.8%
230,000		Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	241,788
150,000		Service Corp. International, Senior Notes, 7.500% due 4/1/27	127,500
		Total Diversified Consumer Services	369,288
		Hotels, Restaurants & Leisure — 4.9%
260,000		Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14(a)	267,150
450,000		Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	416,250
50,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	50,375
155,000		Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15(a)	98,813
325,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	279,500
85,000		Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16	55,463
180,000		Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17(a)	184,050
120,000		Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12(a)	85,800
325,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10(c)(d)	144,625
76,000	GBP	Marstons Issuer PLC, Secured Bonds, 5.641% due 7/15/35(e)	87,315
		MGM MIRAGE Inc.:
10,000		Senior Notes, 8.500% due 9/15/10	9,750
		Senior Secured Notes:
10,000		10.375% due 5/15/14(a)	10,575
135,000		11.125% due 11/15/17(a)	146,812

See Notes to Financial Statements.

4	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Hotels, Restaurants & Leisure — 4.9% continued
230,000		Senior Subordinated Notes, 8.375% due 2/1/11	$196,075
140,000		Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17(a)	138,600
230,000		Sbarro Inc., Senior Notes, 10.375% due 2/1/15	164,450
		Snoqualmie Entertainment Authority, Senior Secured Notes:
35,000		4.680% due 2/1/14(a)(e)	17,325
60,000		9.125% due 2/1/15(a)	33,300
		Station Casinos Inc.:
160,000		Senior Notes, 6.000% due 4/1/12(c)(d)	51,400
200,000		Senior Subordinated Notes, 6.500% due 2/1/14(c)(d)	8,000
		Total Hotels, Restaurants & Leisure	2,445,628
		Household Durables — 1.3%
		American Greetings Corp., Senior Notes:
50,000		7.375% due 6/1/16	43,000
30,000		7.375% due 6/1/16	23,100
80,000		K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	77,800
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	197,925
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	326,400
		Total Household Durables	668,225
		Leisure Equipment & Products — 0.5%
105,000	EUR	Carlson Wagonlit BV, Senior Notes, 6.649% due 5/1/15(a)(e)	75,314
105,000	EUR	Cirsa Capital Luxembourg, 7.875% due 7/15/12(a)	137,824
40,000		WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16(a)	41,600
		Total Leisure Equipment & Products	254,738
		Media — 6.2%
		Affinion Group Inc.:
		Senior Notes:
205,000		10.125% due 10/15/13	204,744
75,000		10.125% due 10/15/13(a)	74,906
260,000		Senior Subordinated Notes, 11.500% due 10/15/15	250,900
		CCH I LLC/CCH I Capital Corp.:
40,000		Senior Notes, 11.000% due 10/1/15(c)(d)	5,400
269,000		Senior Secured Notes, 11.000% due 10/1/15(c)(d)	39,005
182,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13(c)(d)	203,157
75,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12(c)(d)(e)	750

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Media — 6.2% continued
85,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11(c)(d)	$531
325,000		Charter Communications Inc., Senior Secured Notes, 12.875% due 9/15/14(a)(c)(d)	354,250
8,000		CMP Susquehanna Corp., 4.774% due 5/15/14(a)(d)(e)(f)	3,400
470,000		DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	484,100
		DISH DBS Corp., Senior Notes:
135,000		7.750% due 5/31/15	132,975
80,000		7.875% due 9/1/19(a)	79,300
165,000		EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	159,225
250,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16(c)	20,313
63,000	EUR	ITV PLC, Senior Notes, 10.000% due 6/30/14	90,377
150,000	EUR	Kabel Deutschland GmbH, Senior Notes, 10.750% due 7/1/14	228,093
123,423		Media Nusantara Citra BV, Senior Secured Notes, 10.750% due 9/12/11	112,536
250,000		Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14(a)	263,750
		UPC Holding BV, Senior Notes:
140,000	EUR	7.750% due 1/15/14(a)	195,816
50,000		9.875% due 4/15/18(a)	50,813
		Virgin Media Finance PLC:
65,000		Senior Bonds, 9.500% due 8/15/16	67,113
95,000		Senior Notes, 9.125% due 8/15/16	96,662
		Total Media	3,118,116
		Multiline Retail — 1.0%
20,000		Dollar General Corp., Senior Notes, 10.625% due 7/15/15	22,300
		Neiman Marcus Group Inc.:
220,361		Senior Notes, 9.000% due 10/15/15(b)	165,271
165,000		Senior Secured Notes, 7.125% due 6/1/28	126,225
200,000		Parkson Retail Group Ltd., Senior Bonds, 7.875% due 11/14/11	209,684
		Total Multiline Retail	523,480
		Specialty Retail — 0.7%
130,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	68,575
		Edcon Holdings Proprietary Ltd.:
72,000	EUR	6.777% due 6/15/15(a)(e)	58,357
50,000	EUR	6.777% due 6/15/15(a)(e)	40,526
370,000		Flooring America Inc., Senior Notes, 9.250% due 10/15/07(c)(d)(f)	0
15,000		Limited Brands Inc., Senior Notes, 8.500% due 6/15/19(a)	15,221
175,000		Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	168,000
		Total Specialty Retail	350,679

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Textiles, Apparel & Luxury Goods — 0.4%
195,000		Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	$203,775
		TOTAL CONSUMER DISCRETIONARY	8,409,584
CONSUMER STAPLES — 1.0%
		Food Products — 0.4%
100,000		Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes, 10.750% due 12/8/11(a)	101,665
90,000		Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14(a)	92,250
		Total Food Products	193,915
		Household Products — 0.2%
90,000		American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12(a)	88,650
		Tobacco — 0.4%
		Alliance One International Inc., Senior Notes:
140,000		10.000% due 7/15/16(a)	138,950
70,000		10.000% due 7/15/16(a)	69,475
		Total Tobacco	208,425
		TOTAL CONSUMER STAPLES	490,990
ENERGY — 10.3%
		Energy Equipment & Services — 0.5%
130,000		Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14(a)	133,250
40,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	34,500
110,000		Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	100,100
		Total Energy Equipment & Services	267,850
		Oil, Gas & Consumable Fuels — 9.8%
110,000		Arch Coal Inc., Senior Notes, 8.750% due 8/1/16(a)	110,550
595,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	535,500
110,000		Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	115,362
		Chesapeake Energy Corp., Senior Notes:
90,000		6.375% due 6/15/15	82,463
40,000		6.875% due 1/15/16	36,900
425,000		7.250% due 12/15/18	391,000
105,000		Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16(a)	108,675
101,812	EUR	Corral Finans AB, 2.496% due 4/15/10(a)(b)(e)	115,383
154,016		Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 2.009% due 4/15/10(a)(b)(e)	118,592
250,000		Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06(c)(d)(f)	0

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 9.8% continued
220,000	Ecopetrol SA, Notes, 7.625% due 7/23/19(a)	$235,686
95,000	El Paso Corp., Senior Notes, 8.250% due 2/15/16	96,425
20,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	20,300
	Enterprise Products Operating LLP:
60,000	Junior Subordinated Notes, 8.375% due 8/1/66(e)	52,115
205,000	Subordinated Notes, 7.034% due 1/15/68(e)	168,349
220,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	216,700
140,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14(a)	141,400
280,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	238,000
220,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13(a)	216,984
130,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17(a)	122,850
80,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	76,400
	OPTI Canada Inc., Senior Secured Notes:
100,000	7.875% due 12/15/14	64,500
60,000	8.250% due 12/15/14	39,300
45,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	31,050
75,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	75,375
	Petrohawk Energy Corp., Senior Notes:
80,000	9.125% due 7/15/13	81,600
20,000	7.875% due 6/1/15	19,500
120,000	Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes, 9.750% due 8/14/19(a)	130,950
70,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	74,550
	Quicksilver Resources Inc., Senior Notes:
80,000	8.250% due 8/1/15	75,600
140,000	11.750% due 1/1/16	149,100
	SandRidge Energy Inc., Senior Notes:
315,000	8.625% due 4/1/15(b)	297,675
165,000	8.000% due 6/1/18(a)	150,150
500,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(c)(d)	32,500
25,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	17,375
20,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16	18,000
220,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	220,000
30,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16	33,811
105,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17(c)	15,225

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Oil, Gas & Consumable Fuels — 9.8% continued
160,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	$160,000
		Total Oil, Gas & Consumable Fuels	4,885,895
		TOTAL ENERGY	5,153,745
FINANCIALS — 14.0%
		Capital Markets — 0.0%
125,000		Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12(c)	22,500
		Commercial Banks — 2.5%
190,000		BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	130,390
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22(a)(e)	103,565
120,000		Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19(a)(e)(g)	142,132
		Royal Bank of Scotland Group PLC, Subordinated Notes:
65,000		5.000% due 11/12/13	58,842
30,000		5.050% due 1/8/15	26,617
		RSHB Capital, Loan Participation Notes:
100,000		Notes, 9.000% due 6/11/14(a)	106,740
		Secured Notes:
10,000		7.175% due 5/16/13(a)	10,025
240,000		7.125% due 1/14/14(a)	241,200
100,000		7.125% due 1/14/14(a)	100,060
100,000		Senior Notes, 6.299% due 5/15/17(a)	90,750
106,000		Senior Secured Notes, 6.299% due 5/15/17(a)	95,665
120,000		Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13(e)(g)	105,000
35,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13(e)(g)	35,700
		Total Commercial Banks	1,246,686
		Consumer Finance — 4.7%
		FMG Finance Pty Ltd.:
60,000	EUR	Senior Secured Bonds, 9.750% due 9/1/13(a)	91,668
290,000		Senior Secured Notes, 10.625% due 9/1/16(a)	313,200
		Ford Motor Credit Co., Senior Notes:
69,000		5.879% due 6/15/11(e)	63,566
370,000		9.875% due 8/10/11	366,243
995,000		12.000% due 5/15/15	1,036,909
140,000	EUR	GMAC International Finance BV, Euro Medium-Term Notes, 5.750% due 5/21/10	195,816

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Consumer Finance — 4.7% continued
		GMAC LLC:
350,000		Senior Notes, 8.000% due 11/1/31(a)	$273,875
13,000		Subordinated Notes, 8.000% due 12/31/18(a)	9,588
		Total Consumer Finance	2,350,865
		Diversified Financial Services — 5.4%
150,000		AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12(a)	131,250
20,000		Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18(e)(g)	17,537
100,000		Capital One Capital V, Junior Subordinated Notes, 10.250% due 8/15/39	101,921
210,000		CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	171,150
		CIT Group Inc., Senior Notes:
35,000		4.125% due 11/3/09	22,904
170,000		0.759% due 3/12/10(e)	106,463
93,000	EUR	Fiat Finance & Trade Ltd. SA, Senior Notes, 9.000% due 7/30/12(a)	140,796
		Fresenius U.S. Finance II Inc., Senior Notes:
17,000	EUR	8.750% due 7/15/15(a)	27,070
250,000		9.000% due 7/15/15(a)	272,500
330,000		Galaxy Entertainment Finance Co., Ltd., Senior Notes, 9.875% due 12/15/10(a)(e)	321,750
		General Electric Capital Corp., Subordinated Bonds:
119,000	EUR	4.625% due 9/15/66(a)(e)	114,377
121,000	EUR	5.500% due 9/15/67(a)(e)	116,299
220,000	EUR	Hellas II, Subordinated Notes, 6.996% due 1/15/15(a)(e)	46,551
73,000	EUR	Hollandwide Parent BV, zero coupon bond to yield 0.000% due 8/1/14(a)(f)	785
50,000	EUR	ISS Financing PLC, Senior Secured Bonds, 11.000% due 6/15/14(a)	74,380
125,000		JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18(e)(g)	119,488
100,000		Leighton Finance International, Senior Bonds, 7.875% due 5/16/11	96,279
100,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	98,500
		TNK-BP Finance SA:
100,000		7.875% due 3/13/18(a)	94,875
		Senior Notes:
130,000		7.500% due 7/18/16(a)	124,150
110,000		7.500% due 7/18/16(a)	103,950
100,000		7.875% due 3/13/18(a)	94,500
300,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	296,250
		Total Diversified Financial Services	2,693,725

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Insurance — 0.8%
		American International Group Inc.:
135,000		Junior Subordinated Notes, 8.175% due 5/15/58(e)	$64,463
		Senior Medium-Term Notes:
150,000		5.450% due 5/18/17	100,592
60,000		5.850% due 1/16/18	40,041
160,000		Senior Notes, 8.250% due 8/15/18	128,324
70,000		MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	62,650
		Total Insurance	396,070
		Real Estate Management & Development — 0.4%
156,000		Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15(a)(d)(f)	58,500
26,667	EUR	Korreden SA, Bonds, 11.000% due 8/1/14(a)(b)(f)	12,433
		Realogy Corp.:
150,000		Senior Notes, 10.500% due 4/15/14	90,000
145,000		Senior Subordinated Notes, 12.375% due 4/15/15	59,450
9,330		Senior Toggle Notes, 11.000% due 4/15/14(b)	4,665
		Total Real Estate Management & Development	225,048
		Thrifts & Mortgage Finance — 0.2%
130,000		Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	105,300
		TOTAL FINANCIALS	7,040,194
HEALTH CARE — 6.5%
		Health Care Equipment & Supplies — 0.6%
265,000		Biomet Inc., Senior Toggle Notes, 10.375% due 10/15/17(b)	277,587
		Health Care Providers & Services — 5.3%
260,000		Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	262,275
320,000		CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	217,600
295,000		DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	286,150
		HCA Inc., Senior Secured Notes:
205,000		9.625% due 11/15/16(b)	207,563
595,000		7.875% due 2/15/20(a)	581,612
250,000		IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	245,625
		Tenet Healthcare Corp.:
190,000		Senior Notes, 9.000% due 5/1/15(a)	195,700
227,000		Senior Secured Notes, 8.875% due 7/1/19(a)	233,810
393,000		US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12(b)(e)	336,015
80,000		US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17(a)	83,600
		Total Health Care Providers & Services	2,649,950

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Life Sciences Tools & Services — 0.6%
230,000	EUR	Millipore Corp., 5.875% due 6/30/16(a)	$315,099
		Pharmaceuticals — 0.0%
405,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(d)	2,025
		TOTAL HEALTH CARE	3,244,661
INDUSTRIALS — 8.9%
		Aerospace & Defense — 0.8%
547,000		Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(b)	314,525
6,632		Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26(c)(d)(e)(f)	0
100,000		L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	94,750
		Total Aerospace & Defense	409,275
		Air Freight & Logistics — 0.4%
200,000		TGI International Ltd., Senior Notes, 9.500% due 10/3/17(a)	213,500
		Airlines — 1.3%
190,000		American Airlines Pass Through Trust, Secured Notes, 7.858% due 10/1/11	181,450
480,000		DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	338,400
130,000		Delta Air Lines Inc., Pass-Through Certificates, 7.711% due 9/18/11	114,400
		Total Airlines	634,250
		Building Products — 1.7%
		Associated Materials Inc.:
230,000		Senior Discount Notes, 11.250% due 3/1/14	125,350
275,000		Senior Subordinated Notes, 9.750% due 4/15/12	247,500
		GTL Trade Finance Inc.:
120,000		7.250% due 10/20/17(a)	129,360
130,000		Senior Notes, 7.250% due 10/20/17(a)	140,140
170,000		Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13(d)	158,950
220,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.073% due 3/1/14(d)	11,000
20,000		USG Corp., Senior Notes, 9.750% due 8/1/14(a)	20,650
		Total Building Products	832,950
		Commercial Services & Supplies — 1.0%
		Altegrity Inc., Senior Subordinated Notes:
125,000		10.500% due 11/1/15(a)	104,062
50,000		11.750% due 5/1/16(a)	38,375

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

	Commercial Services & Supplies — 1.0% continued
	RSC Equipment Rental Inc.:
190,000	Senior Notes, 9.500% due 12/1/14	$171,000
200,000	Senior Secured Notes, 10.000% due 7/15/17(a)	210,000
	Total Commercial Services & Supplies	523,437
	Construction & Engineering — 0.2%
100,000	Odebrecht Finance Ltd., Senior Notes, 7.500% due 10/18/17(a)	101,000
	Machinery — 0.1%
	Terex Corp.:
30,000	Senior Notes, 10.875% due 6/1/16	31,575
5,000	Senior Subordinated Notes, 7.375% due 1/15/14	4,800
	Total Machinery	36,375
	Road & Rail — 2.3%
	Kansas City Southern de Mexico, Senior Notes:
365,000	9.375% due 5/1/12	361,350
120,000	7.625% due 12/1/13	109,200
290,000	12.500% due 4/1/16(a)	307,400
40,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	45,300
320,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(a)	332,400
	Total Road & Rail	1,155,650
	Trading Companies & Distributors — 0.9%
160,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16(a)	141,200
185,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	160,025
415,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)(d)	168,075
	Total Trading Companies & Distributors	469,300
	Transportation Infrastructure — 0.2%
	Swift Transportation Co., Senior Secured Notes:
10,000	8.190% due 5/15/15(a)(e)	5,150
170,000	12.500% due 5/15/17(a)	94,350
	Total Transportation Infrastructure	99,500
	TOTAL INDUSTRIALS	4,475,237
INFORMATION TECHNOLOGY — 1.1%
	IT Services — 0.8%
	Ceridian Corp., Senior Notes:
75,000	11.250% due 11/15/15	64,125
100,000	12.250% due 11/15/15(b)	79,500
170,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	146,200

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	13

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		IT Services — 0.8% continued
90,000		SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	$89,550
		Total IT Services	379,375
		Semiconductors & Semiconductor Equipment — 0.3%
		Freescale Semiconductor Inc.:
		Senior Notes:
55,000		8.875% due 12/15/14	37,400
62,963		9.125% due 12/15/14(b)	36,833
60,000		Senior Subordinated Notes, 10.125% due 12/15/16	33,600
55,000		Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	47,300
		Total Semiconductors & Semiconductor Equipment	155,133
		TOTAL INFORMATION TECHNOLOGY	534,508
MATERIALS — 11.3%
		Chemicals — 0.3%
100,000		Ashland Inc., Senior Notes, 9.125% due 6/1/17(a)	105,250
50,000	EUR	Rhodia SA, Senior Notes, 3.746% due 10/15/13(a)(e)	62,224
		Total Chemicals	167,474
		Containers & Packaging — 1.3%
91,000	EUR	Ardagh Glass Finance PLC, Senior Bonds, 7.125% due 6/15/17(a)	116,184
59,000	EUR	Ardagh Glass Group PLC, Senior Notes, 10.750% due 3/1/15(b)	63,056
45,000		BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14(a)	46,913
50,000	EUR	Clondalkin Industries BV, 8.000% due 3/15/14(a)	59,892
		Graham Packaging Co. L.P.:
110,000		Senior Notes, 8.500% due 10/15/12	110,550
20,000		Senior Subordinated Notes, 9.875% due 10/15/14	20,000
50,000	EUR	Impress Holdings BV, Senior Subordinated Notes, 9.250% due 9/15/14(a)	73,162
275,000		Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(c)(d)(f)	0
135,000		Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13(a)	142,425
		Total Containers & Packaging	632,182
		Metals & Mining — 5.8%
350,000		CII Carbon LLC, 11.125% due 11/15/15(a)	324,625
360,000		Evraz Group SA, Notes, 8.875% due 4/24/13(a)	332,100
120,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	110,400
466,201		Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15(b)(e)	286,714
		Novelis Inc., Senior Notes:
300,000		7.250% due 2/15/15	244,500
20,000		11.500% due 2/15/15(a)	19,450

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Metals & Mining — 5.8% continued
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11(a)	$376,170
85,000		Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	101,983
275,000		Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	254,375
155,000		Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	145,312
		Teck Resources Ltd., Senior Secured Notes:
70,000		9.750% due 5/15/14	75,950
40,000		10.250% due 5/15/16	44,400
35,000		10.750% due 5/15/19	40,031
360,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	362,234
210,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(a)	205,800
		Total Metals & Mining	2,924,044
		Paper & Forest Products — 3.9%
345,000		Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(a)(c)	329,475
		Appleton Papers Inc.:
170,000		Senior Notes, 8.125% due 6/15/11(d)	128,775
155,000		Senior Subordinated Notes, 9.750% due 6/15/14(d)	70,719
160,000		Clearwater Paper Corp., Senior Notes, 10.625% due 6/15/16(a)	172,200
170,000		Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16(a)	172,550
161,000	EUR	Lecta SA, Senior Secured Notes, 3.498% due 2/15/14(a)(e)	192,276
		NewPage Corp., Senior Secured Notes:
300,000		6.733% due 5/1/12(e)	129,750
135,000		10.000% due 5/1/12	73,912
275,260		Newpage Holding Corp., Senior Notes, 8.579% due 11/1/13(b)(e)	64,686
94,000	EUR	PE Paper Escrow GmbH, Senior Secured Notes, 11.750% due 8/1/14(a)	134,342
100,000		Sino-Forest Corp., Senior Bonds, 10.250% due 7/28/14(a)	104,750
300,000		Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	234,750
125,000		Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14(a)	123,125
		Total Paper & Forest Products	1,931,310
		TOTAL MATERIALS	5,655,010
TELECOMMUNICATION SERVICES — 10.0%
		Diversified Telecommunication Services — 6.7%
240,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17(a)	217,200
335,000		CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17(a)	340,025
140,000		Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	101,500
90,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15(c)(d)	113

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	15

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Diversified Telecommunication Services — 6.7% continued
100,000		Indosat Finance Co. BV, Senior Bonds, 7.125% due 6/22/12(a)	$102,219
75,000		Inmarsat Finance II PLC, Senior Notes, 10.375% due 11/15/12	78,188
10,000		Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	10,475
170,000		Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.540% due 2/1/15	166,600
		Intelsat Jackson Holdings Ltd.:
435,000		9.500% due 6/15/16	449,137
250,000		Senior Notes, 11.500% due 6/15/16	255,625
		Level 3 Financing Inc., Senior Notes:
150,000		12.250% due 3/15/13	147,000
240,000		9.250% due 11/1/14	199,200
220,000	EUR	Nordic Telephone Co. Holdings, Senior Notes, 8.250% due 5/1/16(a)	332,959
100,000		Sri Lanka Telecom Ltd., Notes, 6.875% due 11/30/09	98,730
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16(a)	100,100
240,000		VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes, 8.375% due 4/30/13(a)	241,565
335,000		Wind Acquisition Finance SA, Senior Notes, 11.750% due 7/15/17(a)	365,150
155,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	156,356
		Total Diversified Telecommunication Services	3,362,142
		Wireless Telecommunication Services — 3.3%
110,000		ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	133,849
105,000		Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16(a)	102,375
250,000		iPCS Inc., Senior Secured Notes, 2.608% due 5/1/13(e)	206,250
		Sprint Capital Corp., Senior Notes:
160,000		7.625% due 1/30/11	161,000
35,000		6.875% due 11/15/28	25,637
550,000		8.750% due 3/15/32	459,250
		True Move Co., Ltd.:
150,000		10.750% due 12/16/13(a)	141,375
450,000		Notes, 10.750% due 12/16/13(a)	424,125
		Total Wireless Telecommunication Services	1,653,861
		TOTAL TELECOMMUNICATION SERVICES	5,016,003
UTILITIES — 6.6%
		Electric Utilities — 1.1%
200,000		EEB International Ltd., Senior Bonds, 8.750% due 10/31/14(a)	214,000
60,000		Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	62,250

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

	Electric Utilities — 1.1% continued
	Texas Competitive Electric Holdings Co. LLC, Senior Notes:
240,000	10.250% due 11/1/15	$160,200
200,688	10.500% due 11/1/16(b)	118,406
	Total Electric Utilities	554,856
	Gas Utilities — 0.4%
230,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	224,250
	Independent Power Producers & Energy Traders — 4.9%
265,000	AES Corp., Senior Notes, 9.750% due 4/15/16(a)	276,925
105,000	Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/1/16(a)	105,000
	Dynegy Holdings Inc., Senior Notes:
150,000	7.500% due 6/1/15	122,250
225,000	7.750% due 6/1/19	160,875
	Edison Mission Energy, Senior Notes:
100,000	7.500% due 6/15/13	89,500
130,000	7.200% due 5/15/19	94,900
190,000	7.625% due 5/15/27	128,250
1,185,700	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17(b)	729,205
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
152,070	9.125% due 6/30/17	152,830
9,743	10.060% due 12/30/28	9,792
30,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	28,950
	NRG Energy Inc., Senior Notes:
80,000	7.375% due 1/15/17	76,400
150,000	8.500% due 6/15/19	146,625
150,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	133,875
	TXU Corp., Senior Notes:
25,000	5.550% due 11/15/14	16,196
385,000	6.550% due 11/15/34	175,794
	Total Independent Power Producers & Energy Traders	2,447,367
	Multi-Utilities — 0.2%
100,000	Empresas Publicas de Medellin ESP, Senior Notes, 7.625% due 7/29/19(a)	106,500
	TOTAL UTILITIES	3,332,973
	TOTAL CORPORATE BONDS & NOTES (Cost — $46,510,922)	43,352,905

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	17

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†	SECURITY	VALUE

ASSET-BACKED SECURITIES — 0.1%
FINANCIALS — 0.1%
	Diversified Financial Services — 0.1%
370,387	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/12(c)(d)(f)	$0
149,565	Business Loan Express, 1.223% due 5/15/29(a)(e)	56,881
	TOTAL ASSET-BACKED SECURITIES (Cost — $502,985)	56,881
COLLATERALIZED SENIOR LOANS — 1.9%
CONSUMER DISCRETIONARY — 0.4%
	Auto Components — 0.4%
240,487	Allison Transmission Inc., Term Loan B, 3.060% due 8/7/14(e)	206,669
ENERGY — 0.5%
	Energy Equipment & Services — 0.3%
177,374	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18(d)(e)	128,596
	Oil, Gas & Consumable Fuels — 0.2%
	Ashmore Energy International:
13,923	Synthetic Revolving Credit Facility, 3.288% due 3/30/14(e)	12,600
96,997	Term Loan, 4.220% due 3/30/14(e)	87,782
	Total Oil, Gas & Consumable Fuels	100,382
	TOTAL ENERGY	228,978
HEALTH CARE — 1.0%
	Health Care Providers & Services — 1.0%
608,198	IASIS Healthcare LLC, Term Loan, 5.738% due 6/15/14(e)	510,887
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,124,136)	946,534
CONVERTIBLE BONDS & NOTES — 0.3%
CONSUMER DISCRETIONARY — 0.1%
	Media — 0.1%
55,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16(a)	50,119
INDUSTRIALS — 0.2%
	Marine — 0.2%
130,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	95,225
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $134,508)	145,344
SOVEREIGN BONDS — 5.3%
	Argentina — 1.0%
	Republic of Argentina:
150,000	7.000% due 4/17/17	91,283
578,000	Bonds, 7.000% due 9/12/13	391,162
	Total Argentina	482,445

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
FACE AMOUNT†		SECURITY	VALUE

		Brazil — 0.7%
		Brazil Nota do Tesouro Nacional:
426,000	BRL	10.000% due 7/1/10	$228,808
239,000	BRL	10.000% due 1/1/12	124,431
		Total Brazil	353,239
		Colombia — 0.2%
100,000		Republic of Colombia, Senior Notes, 7.375% due 3/18/19	109,700
		Indonesia — 0.5%
		Republic of Indonesia:
924,000,000	IDR	10.250% due 7/15/22	88,642
280,000,000	IDR	11.000% due 9/15/25	27,457
614,000,000	IDR	10.250% due 7/15/27	55,882
699,000,000	IDR	Bonds, 9.750% due 5/15/37	58,453
		Total Indonesia	230,434
		Russia — 0.4%
211,200		Russian Federation, 7.500% due 3/31/30(a)	218,592
		Turkey — 0.6%
		Republic of Turkey, Senior Notes:
200,000		7.500% due 7/14/17	218,000
100,000		7.000% due 3/11/19	104,875
		Total Turkey	322,875
		Venezuela — 1.9%
1,351,000		Bolivarian Republic of Venezuela, 5.750% due 2/26/16(a)	932,190
		TOTAL SOVEREIGN BONDS (Cost — $2,846,686)	2,649,475
SHARES
COMMON STOCKS — 0.0%
INFORMATION TECHNOLOGY — 0.0%
		Computers & Peripherals — 0.0%
4,055		Axiohm Transaction Solutions Inc.(d)(f)*	0
MATERIALS — 0.0%
		Chemicals — 0.0%
205		Georgia Gulf Corp.*	6,152
		TOTAL COMMON STOCKS (Cost — $7,355)	6,152
CONVERTIBLE PREFERRED STOCKS — 0.4%
FINANCIALS — 0.4%
		Diversified Financial Services — 0.4%
220		Bank of America Corp. (Cost — $220,475)	189,860

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	19

Schedule of investments (unaudited) continued

August 31, 2009

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO
SHARES	SECURITY	VALUE
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
	Textiles, Apparel & Luxury Goods — 0.0%
375,000	Pillowtex Corp., 9.000% due 12/15/49(d)(f)* (Cost — $0)	$0
PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.0%
	Media — 0.0%
1,865	CMP Susquehanna Radio Holdings Corp., 0.000%(a)(e)(f)*	793
FINANCIALS — 0.1%
	Consumer Finance — 0.1%
81	Preferred Blocker Inc.(a)	37,688
MATERIALS — 0.2%
	Chemicals — 0.2%
4,590	Georgia Gulf Corp.	127,372
	TOTAL PREFERRED STOCKS (Cost — $192,966)	165,853
WARRANTS
WARRANTS — 0.0%
194	Buffets Restaurant Holdings, Expires 4/28/14(d)(f)*	0
2,132	CNB Capital Trust, Expires 3/23/19(a)(f)*	58
200	Leap Wireless International Inc., Expires 4/15/10(a)(d)(f)*	0
1	Turbo Cayman Ltd., Expires 11/1/14(f)*	0
	TOTAL WARRANTS (Cost — $59)	58
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $51,540,092)	47,513,062
FACE AMOUNT
SHORT-TERM INVESTMENT — 4.8%
	Repurchase Agreement — 4.8%
$2,394,000	Morgan Stanley tri-party repurchase agreement dated 8/31/09, 0.170% due 9/1/09; Proceeds at maturity — $2,394,011; (Fully collateralized by U.S. government agency obligation, 2.125% due 3/16/11; Market value — $2,466,394) (Cost — $2,394,000)	2,394,000
	TOTAL INVESTMENTS — 99.6% (Cost — $53,934,092#)	49,907,062
	Other Assets in Excess of Liabilities — 0.4%	196,131
	TOTAL NET ASSETS — 100.0%	$50,103,193

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	The coupon payment on these securities is currently in default as of August 31, 2009.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	—Brazilian Real
EUR	—Euro
GBP	—British Pound
GMAC	—General Motors Acceptance Corp.
IDR	—Indonesian Rupiah
OJSC	—Open Joint Stock Company

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

August 31, 2009

ASSETS:
Investments, at value (Cost — $53,934,092)	$49,907,062
Foreign currency, at value (Cost — $29,403)	27,364
Cash	900
Dividends and interest receivable	1,206,927
Receivable for securities sold	201,136
Receivable for open forward currency contracts	44,697
Receivable for Fund shares sold	18,449
Prepaid expenses	12,375
Total Assets	51,418,910
LIABILITIES:
Payable for Fund shares repurchased	1,218,026
Payable for securities purchased	20,971
Investment management fee payable	12,730
Payable for open forward currency contracts	11,724
Trustees’ fees payable	265
Accrued expenses	52,001
Total Liabilities	1,315,717
TOTAL NET ASSETS	$50,103,193
NET ASSETS:
Par value (Note 5)	$98
Paid-in capital in excess of par value	64,506,542
Undistributed net investment income	2,030,457
Accumulated net realized loss on investments and foreign currency transactions	(12,439,628)
Net unrealized depreciation on investments and foreign currencies	(3,994,276)
TOTAL NET ASSETS	$50,103,193
Shares Outstanding:	9,823,761
Net Asset Value:	$5.10

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2009

INVESTMENT INCOME:
Interest	$2,373,500
Dividends	10,810
Less: Foreign taxes withheld	(2,807)
Total Investment Income	2,381,503
EXPENSES:
Investment management fee (Note 2)	105,074
Shareholder reports	29,866
Audit and tax	25,198
Registration fees	10,726
Transfer agent fees	8,114
Custody fees	6,274
Legal fees	699
Insurance	679
Trustees’ fees	124
Miscellaneous expenses	2,166
Total Expenses	188,920
Less: Fee waivers and/or expense reimbursements (Note 2)	(55,190)
Net Expenses	133,730
NET INVESTMENT INCOME	2,247,773
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1, 3 AND 4):
Net Realized Loss From:
Investment transactions	(2,462,421)
Foreign currency transactions	(187,761)
Net Realized Loss	(2,650,182)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	12,296,692
Foreign currencies	(41,629)
Change in Net Unrealized Appreciation/Depreciation	12,255,063
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	9,604,881
INCREASE IN NET ASSETS FROM OPERATIONS	$11,852,654

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	23

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2009 (unaudited) AND THE YEAR ENDED FEBRUARY 28, 2009	AUGUST 31	FEBRUARY 28
OPERATIONS:
Net investment income	$2,247,773	$3,857,671
Net realized loss	(2,650,182)	(5,453,828)
Change in net unrealized appreciation/depreciation	12,255,063	(8,131,412)
Increase (Decrease) in Net Assets From Operations	11,852,654	(9,727,569)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(505,533)	(4,600,004)
Decrease in Net Assets From Distributions to Shareholders	(505,533)	(4,600,004)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	24,921,524	16,921,419
Reinvestment of distributions	423,744	3,305,013
Cost of shares repurchased	(14,653,862)	(23,608,324)
Increase (Decrease) in Net Assets From Fund Share Transactions	10,691,406	(3,381,892)
INCREASE (DECREASE) IN NET ASSETS	22,038,527	(17,709,465)
NET ASSETS:
Beginning of period	28,064,666	45,774,131
End of period*	$50,103,193	$28,064,666
* Includes undistributed net investment income of:	$2,030,457	$288,217

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1,2]	2009[3]	2009	2008[4]	2007[5]	2006[5]	2005[5]
NET ASSET VALUE, BEGINNING OF PERIOD	$3.72	$6.07	$7.13	$6.97	$7.18	$6.95
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.27	0.58	0.57	0.50	0.51	0.53
Net realized and unrealized gain (loss)	1.16	(2.17)	(1.07)	0.25	(0.26)	0.23
Total income (loss) from operations	1.43	(1.59)	(0.50)	0.75	0.25	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.76)	(0.56)	(0.59)	(0.46)	(0.53)
Total distributions	(0.05)	(0.76)	(0.56)	(0.59)	(0.46)	(0.53)
NET ASSET VALUE, END OF PERIOD	$5.10	$3.72	$6.07	$7.13	$6.97	$7.18
Total return[6]	38.69%	(25.73)%	(7.42)%	11.11%	3.68%	10.95%
NET ASSETS, END OF PERIOD (000s)	$50,103	$28,065	$45,774	$46,016	$195,384	$143,430
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.99%[7]	0.97%	1.09%	0.77%[8]	0.72%	0.72%
Net expenses[9,10]	0.70 [7]	0.70	0.70 [11]	0.62 [8]	0.55	0.55
Net investment income	11.77 [7]	10.85	8.40	7.09	7.15	7.52
PORTFOLIO TURNOVER RATE	43%	72%	72%	126%	28%	39%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Effective June 11, 2008, existing shares of the Fund were redesignated as Class I shares.

[3]	For the six months ended August 31, 2009 (unaudited).

[4]	For the year ended February 29, 2008.

[5]	For a share of capital stock outstanding prior to April 16, 2007.

[6]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.61%, respectively.

[9]

As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%. Prior to October 2, 2006, the expense limitation was 0.55%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through October 26, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments:
Corporate bonds & notes	—	$43,277,787	$75,118	$43,352,905
Asset-backed securities	—	56,881	0	56,881
Collateralized senior loans	—	946,534	—	946,534
Convertible bonds & notes	—	145,344	—	145,344
Sovereign bonds	—	2,649,475	—	2,649,475
Common stocks	$6,152	—	—	6,152
Convertible preferred stocks	189,860	—	—	189,860
Preferred stocks	—	165,060	793	165,853
Warrants	—	—	58	58
Total long-term investments	196,012	47,241,081	75,969	47,513,062
Short-term investment†	—	$2,394,000	—	$2,394,000
Total investments	$196,012	$49,635,081	$75,969	$49,907,062
Other financial instruments:
Forward foreign currency contracts	—	32,973	—	32,973
Total	$196,012	$49,668,054	$75,969	$49,940,035

†	See Schedule of investments for additional detailed categorizations.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES	SOVEREIGN BONDS	WARRANTS
Balance as of February 28, 2009	$58,500	$0	$52,658	$0
Accrued premiums/discounts	7,060	—	542	—
Realized gain/(loss)[1]	(721,804)	—	—	—
Change in unrealized appreciation (depreciation)[2]	586,242	—	38,083	—
Net purchases (sales)	145,120	—	—	$58
Net transfers in and/or out of Level 3	—	—	(91,283)	—
Balance as of August 31, 2009	$75,118	$0	—	$58
Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009[2]	$(1,030,141)	$(376,176)	—	—

INVESTMENTS IN SECURITIES	COMMON STOCKS INFORMATION TECHNOLOGY	PREFERRED STOCKS FINANCIALS	PREFERRED STOCKS CONSUMER DISCRETIONARY	TOTAL
Balance as of February 28, 2009	$0	—	—	$111,158
Accrued premiums/discounts	—	—	—	7,602
Realized gain/(loss)[1]	—	$(156)	$(3,450)	(725,410)
Change in unrealized appreciation (depreciation)[2]	—	156	3,450	627,931
Net purchases (sales)	—	—	793	145,971
Net transfers in and/or out of Level 3	—	—	—	(91,283)
Balance as of August 31, 2009	$0	—	$793	$75,969
Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009[2]	—	—	$0	$(1,406,317)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of

28	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

(e) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit and market risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable

30	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited. Western Asset also pays Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Singapore.

During the six months ended August 31, 2009, the Fund’s Class I shares had a voluntary expense limitation in place of 0.70%.

During the six months ended August 31, 2009, LMPFA waived a portion of its investment management fee in the amount of $55,190.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$26,405,097
Sales	15,170,933

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,305,400
Gross unrealized depreciation	(7,332,430)
Net unrealized depreciation	$(4,027,030)

32	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

At August 31, 2009, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
British Pound	290,000	$472,520	11/19/09	$(4,441)
Contracts to Sell:
British Pound	463,911	755,888	11/19/09	31,260
British Pound	53,000	86,357	11/19/09	3,674
Euro	75,000	107,591	11/19/09	(1,847)
Euro	1,621,410	2,325,998	11/19/09	8,816
Euro	235,651	338,053	11/19/09	947
Euro	338,715	485,904	11/19/09	(5,436)
				37,414
Net unrealized gain on open forward foreign currency contracts				$32,973

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2009.

ASSET DERIVATIVES[1]
FOREIGN EXCHANGE CONTRACTS RISK
Forward foreign currency contracts	$44,697

LIABILITY DERIVATIVES[1]
FOREIGN EXCHANGE CONTRACTS RISK
Forward foreign currency contracts	$11,724

[1]

Generally, the balance sheet location for asset derivatives is receivable/net unrealized appreciation (depreciation) and for liability derivatives is payable/net unrealized appreciation (depreciation).

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	33

Notes to financial statements (unaudited) continued

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
FOREIGN EXCHANGE CONTRACTS RISK
Forward foreign currency contracts	$(198,288)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
FOREIGN EXCHANGE CONTRACTS RISK
Forward foreign currency contracts	$(47,943)

The Fund had average market values of $639,221 and $3,110,485 in forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell), respectively, during the six months ended August 31, 2009.

5. Shares of beneficial interest

At August 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	SIX MONTHS ENDED AUGUST 31, 2009	YEAR ENDED FEBRUARY 28, 2009
Class I*
Shares sold	5,444,173	3,616,160
Shares issued on reinvestment	90,738	898,721
Shares repurchased	(3,252,279)	(4,511,562)
Net increase	2,282,632	3,319

*	Effective June 11, 2008, existing shares of the Fund were redesignated as Class I shares.

6. Capital loss carryforward

As of February 28, 2009, the Fund had a net capital loss carryforward of approximately $6,550,726, of which $3,036,676 expires in 2011 and $3,514,050 expires in 2017. These amounts will be available to offset any future taxable capital gains.

34	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

7. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	35

Notes to financial statements (unaudited) continued

Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as described in previous reports. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

8. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and

36	Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report

class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Western Asset Global High Yield Bond Portfolio 2009 Semi-Annual Report	37

Western Asset Global High
Yield Bond Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund

Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management
Company Limited

Western Asset Management

Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

Independent registered public

accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Western Asset Global High Yield Bond Portfolio

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX010338 10/09 SR09-909

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 3, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: November 3, 2009